Current tax liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax liabilities
Uncertain tax provisions	£ 54	£ 57	£ 65
Interest arising on tax provisions which is included within other payables	6	12	12
Income tax paid	£ 77	£ 69	£ 64